Financial Risk Management - Summary of Notional Amounts and Estimated Fair Values of Financial Instruments (Detail) € in Thousands, $ in Millions, ¥ in Billions, TWD in Billions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 TWD	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 TWD	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 JPY (¥)
Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Financial instruments, notional amount	$ 517.5	TWD 4.3	€ 898,227	¥ 34.7	$ 958.0	TWD 6.2	€ 1,219,894	¥ 44.8
Forward foreign exchange contracts, fair Value			(2,675)				(52,319)
Interest Rate Swaps [Member]
Derivative [Line Items]
Financial instruments, notional amount			1,013,053				1,013,053
Interest rate swaps, fair Value			€ 115,618				€ 138,367